Investment Securities (Amortized Cost and Estimated Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Held-to-maturity securities
Amortized Cost	$ 2,400	$ 2,400
Estimated Fair Value	2,400	2,400
Carrying Value	2,400	2,400
Available-for-sale securities
Amortized Cost	4,196,034	4,894,428
Gross unrealized gains	50,165	68,516
Gross unrealized losses	(46,827)	(50,981)
Total investment securities	4,199,372	4,911,963
Assets/Liabilities Measured at Fair Value
Available-for-sale securities
Total investment securities	4,199,372	4,911,963
Carrying Value
Available-for-sale securities
Total investment securities	4,199,372	4,911,963
Other securities
Held-to-maturity securities
Amortized Cost	2,400	2,400
Estimated Fair Value	2,400	2,400
Carrying Value	2,400	2,400
Residential mortgage-backed securities
Available-for-sale securities
Amortized Cost	3,908,809	4,597,590
Gross unrealized gains	30,959	47,960
Gross unrealized losses	(46,557)	(45,178)
Residential mortgage-backed securities | Assets/Liabilities Measured at Fair Value
Available-for-sale securities
Total investment securities	3,893,211	4,600,372
Residential mortgage-backed securities | Carrying Value
Available-for-sale securities
Total investment securities	3,893,211	4,600,372
Mortgage-backed securities by Ginnie Mae
Available-for-sale securities
Total investment securities	1,147,143	1,503,774
Mortgage-backed securities by Fannie Mae and Freddie Mac
Available-for-sale securities
Total investment securities	2,724,839	3,072,535
Mortgage-backed securities by non-government entities
Available-for-sale securities
Total investment securities	21,229	24,063
States and political subdivisions
Available-for-sale securities
Amortized Cost	259,150	268,763
Gross unrealized gains	18,579	19,131
Gross unrealized losses	(25)	(5,618)
States and political subdivisions | Assets/Liabilities Measured at Fair Value
Available-for-sale securities
Total investment securities	277,704	282,276
States and political subdivisions | Carrying Value
Available-for-sale securities
Total investment securities	277,704	282,276
Other
Available-for-sale securities
Amortized Cost	28,075	28,075
Gross unrealized gains	627	1,425
Gross unrealized losses	(245)	(185)
Other | Assets/Liabilities Measured at Fair Value
Available-for-sale securities
Total investment securities	28,457	29,315
Other | Carrying Value
Available-for-sale securities
Total investment securities	$ 28,457	$ 29,315